Annual Operating Expenses - VIPMidCapPortfolio-InitialServiceService2PRO - VIPMidCapPortfolio-InitialServiceService2PRO - VIP Mid Cap Portfolio	Apr. 30, 2025
VIP Mid Cap Portfolio - Initial Class
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.57%
VIP Mid Cap Portfolio - Service Class
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.67%
VIP Mid Cap Portfolio - Service Class 2
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.82%

[1]	A Adjusted to reflect current fees.